Identification and activities of the Company and Subsidiaries	12 Months Ended
Dec. 31, 2023
Identification And Activities Of The Company And Subsidiaries
Identification and activities of the Company and Subsidiaries	Identification and activities of the Company and Subsidiaries
1.1    Historical background
Sociedad Química y Minera de Chile S.A. (the “Company” or “SQM”) is an open stock corporation organized under the laws of the Republic of Chile and its Chilean Tax Identification Number is 93.007.000-9.
The Company was incorporated through a public deed dated June 17, 1968 by the public notary of Santiago Mr. Sergio Rodríguez Garcés. Its existence was approved by Decree No. 1,164 of June 22, 1968 of the Ministry of Finance, and it was registered on June 29, 1968 in the Registry of Commerce of Santiago, on page 4,537 No. 1,992. SQM’s headquarters are located at El Trovador 4285, Floor 6, Las Condes, Santiago, Chile, The Company’s telephone number is +(56 2) 2425-2000.
The Company is registered in the CMF under number 184 of March 18, 1983 and is therefore subject to oversight by that entity.
1.2    Main domicile where the Company performs its production activities
The Company’s main domiciles are: Calle Dos Sur plot No. 5 - Antofagasta; Arturo Prat 1060 - Tocopilla; Administration Building w/n - Maria Elena; Administration Building w/n Pedro de Valdivia - María Elena, Anibal Pinto 3228 - Antofagasta, Kilometer 1378 Ruta 5 Norte Highway - Antofagasta, Coya Sur Plant w/n - Maria Elena, kilometer 1760 Ruta 5 Norte Highway - Pozo Almonte, Salar de Atacama (Atacama Saltpeter deposit) potassium chloride plant w/n - San Pedro de Atacama, potassium sulfate plant at Salar de Atacama w/n – San Pedro de Atacama, Minsal Mining Camp w/n CL Plant CL, Potassium– San Pedro de Atacama, formerly the Iris Saltpeter office w/n, Commune of Pozo Almonte, Iquique; Level 1; 225 Dt Georges Tce Perth WA 6000, Australia.
1.3    Codes of main activities
The codes of the main activities as established by the CMF, as follows:
•1700 (Mining)
•2200 (Chemical products)
•1300 (Investment)
1.4    Description of the nature of operations and main activities
The products of the Company are mainly derived from mineral deposits found in northern Chile where mining takes place and caliche and brine deposits are processed.
(a)Specialty plant nutrition: Four main types of specialty plant nutrients are produced: potassium nitrate, sodium nitrate, sodium potassium nitrate and specialty blends. In addition, other specialty fertilizers are sold including third party products.
(b)Iodine: The Company produces iodine and iodine derivatives, which are used in a wide range of medical, pharmaceutical, agricultural and industrial applications, including x-ray contrast media, polarizing films for LCD and LED, antiseptics, biocides and disinfectants, in the synthesis of pharmaceuticals, electronics, pigments and dye components.
(c)Lithium: The Company produces lithium carbonate, which is used in a variety of applications, including electrochemical materials for batteries, frits for the ceramic and enamel industries, and it is an important ingredient in the manufacture of gunpowder, heat-resistant glass (ceramic glass), air conditioning chemicals, continuous casting powder for steel extrusion, primary aluminum smelting process, pharmaceuticals and lithium derivatives. We are also a leading supplier of lithium hydroxide, which is primarily used as an input for the lubricating greases industry and for certain cathodes for batteries.
(d)Industrial chemicals: The Company produces three industrial chemicals: sodium nitrate, potassium nitrate and potassium chloride. Sodium nitrate is used primarily in the production of glass, explosives, and metal treatment. Potassium nitrate is used in the manufacturing of specialty glass, and it is also an important raw material to produce of frits for the ceramics and enamel industries. Solar salts, a combination of potassium nitrate and sodium nitrate, are used as a thermal storage medium in concentrated solar power plants. Potassium chloride is a basic chemical used to produce potassium hydroxide, and it is also used oil drilling, and to produce carrageenan.
(e)Potassium: The Company produces potassium chloride and potassium sulfate from brines extracted from the Salar de Atacama. Potassium chloride is a commodity fertilizer used to fertilize a variety of crops including corn, rice, sugar, soybean and wheat. Potassium sulfate is a specialty fertilizer used mainly in crops such as vegetables, fruits and industrial crops.
(f)Other products and services: The Company also sells other fertilizers and blends, some of which we do not produce, mainly potassium nitrate, potassium sulfate and potassium chloride. This business line also includes revenue from commodities, services, interests, royalties and dividends.
1.5    Other background
(a)Employees
As of December 31, 2023, and 2022, the workforce was as follows:

	As of December 31, 2023			As of December 31, 2022
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	33	137	170	32	128	160
Professionals	190	2,663	2,853	177	2,506	2,683
Technicians and operators	364	4,295	4,659	309	3,845	4,154
Total	587	7,095	7,682	518	6,479	6,997

	As of December 31, 2023			As of December 31, 2022
Place of work	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
In Chile	587	6,447	7,034	518	6,015	6,533
Outside Chile	—	648	648	—	464	464
Total	587	7,095	7,682	518	6,479	6,997

(b)Main shareholders
As of December 31, 2023, there were 1,172 shareholders.
Following table shows information about the main shareholders of the Company’s Series A or Series B shares in circulation as of December 31, 2023 and 2022, in line with information provided by the DCV, with respect to each shareholder that, to our knowledge, owns more than 5% of the outstanding Series A or Series B shares. The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

Shareholders as of December 31, 2023	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	46,174,681	32.33%	16.17%
Sociedad de Inversiones Pampa Calichera S.A.	42,640,389	29.86%	1,611,227	1.13%	15.49%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile on behalf of State Street	—	—	11,744,230	8.22%	4.11%
AFP Habitat S.A.	603,789	0.42%	9,991,619	7.00%	3.71%
Global Mining Spa	8,798,539	6.16%	—	—	3.08%
Banco Santander on behalf of foreign investors	—	—	8,499,930	5.95%	2.98%
AFP Provida S.A.	—	—	8,299,626	5.81%	2.91%
AFP Cuprum S.A.	—	—	7,979,983	5.59%	2.79%
AFP Capital S.A.	—	—	7,525,912	5.27%	2.63%
Banco De Chile on behalf of Citi NA New York.	67,463	0.05%	6,399,986	4.44%	2.24%

Shareholders as of December 31, 2022	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	—	—	64,555,045	45.20%	22.60%
Inversiones TLC Spa (1)	62,556,568	43.80%	—	—	21.90%
Sociedad de Inversiones Pampa Calichera S.A. (2)	43,133,789	30.20%	1,611,227	1.13%	15.66%
Potasios De Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile via State Street	79,265	0.06%	10,979,388	7.69%	3.87%
AFP Habitat S.A.	—	—	9,504,885	6.66%	3.33%
Inv. Global Mining Chile Ltda.	8,798,539	6.16%	—	—	3.08%
Banco Santander via foreign investor accounts	545,729	0.38%	8,181,775	5.73%	3.06%
AFP Cuprum S.A.	—	—	6,535,039	4.58%	2.29%
Banco de Chile non-resident third party accounts	62,829	0.04%	6,181,476	4.33%	2.19%
AFP Capital S.A.	—	—	5,652,982	3.96%	1.98%
AFP Provida S.A.	—	—	5,263,361	3.69%	1.84%
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(1)As reported by DCV, which records the Company’s shareholders’ register as of December 31, 2023 and 2022 Inversiones TLC SpA, a subsidiary wholly owned by Tianqi Lithium Corporation, is the direct owner of 62,556,568 Series A shares of the Company equivalent to 21.90% of SQM’s shares. In addition, as reported by Tianqi Lithium Corporation, it owns 748,490 Series B shares as reported by Inversiones TLC SpA. Accordingly, as of December 31, 2023, and 2022, Tianqi Lithium Corporation owns 22.16% of SQM's shares through Series A shares and ADS of Series B shares.
(2)As of December 31, 2023, and 2022, Sociedad de Inversiones Pampa Calichera S.A. owned 46,600,458 Series A and B shares; 2,348,842 Series A shares held in custody by stockbrokers.